Business Combination	12 Months Ended
Feb. 28, 2019
Business Combinations [Abstract]
Business Combination
3.	BUSINESS COMBINATION

Business combinations in fiscal year 2017:

Acquisition of Shane Education

On January 1, 2017, the Group entered into an investment agreement to acquire 70% of equity interest in Shane Education with a capital injection of RMB10,000. Shane Education provides kindergarten and elementary level English courses in Shanghai. Acquisition-related costs were nil. The transaction was accounted for as a business combination using the acquisition method of accounting. The acquired assets and liabilities mainly consisted of cash. No intangible asset was recognized from the acquisition. The Group recorded RMB557 in goodwill related to the acquisition, which primarily resulted from the assembled workforce.

Acquisition of Modern Art School

On January 25, 2017, the Group acquired 100% equity interest of Modern Art School with a cash consideration of RMB4,247, of which RMB1,247 has not been paid as of February 28, 2017 and was recorded in accrued expenses and other current liabilities in the consolidated balance sheet. The amount has been paid in the year ended February 28, 2018. Acquisition-related costs were nil. The acquired net assets mainly consisted of cash. No intangible asset or goodwill was recognized from the acquisition.

The above acquisitions were not significant to the Group’s consolidated results of operations, therefore, pro forma results of the operations related to above business acquisitions have not been presented. The revenue and earnings from Shane Education and Modern Art School in the Group’s consolidated statement of operations since the respective acquisition date for the year ended February 28, 2017 were not material.

Business combinations in fiscal year 2019:

Acquisition of Wupin Education

The Group acquired 90% equity interest in Shanghai Wupin Education Consulting Service Co., Ltd. and its subsidiaries (collectively "Wupin Education") on March 1, 2018, for a total consideration of RMB128,880, which has been paid in full as of February 28, 2019. The acquiree operates six learning centers under the brand name of "Wupin" in Shanghai. The acquisition of 90% equity interest of Wupin Education was using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation was based on an independent appraiser's valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period. The excess of the total consideration plus the fair value of non-controlling interest over the fair value of the net identifiable assets acquired was recorded as goodwill which is not tax deductible. The results of the acquiree's operations have been included in the consolidated financial statements since the date of acquisition. The allocation of purchase price as of the date of the acquisition is summarized as below:

	RMB	Amortization period
Cash, cash equivalents and restricted cash	2,822
Other current assets	13,091
Property and equipment, net	1,160
Intangible assets:
Trade name	33,400	20 years
Customer relationship	2,000	3 years
Non-compete agreement	230	3 years
Goodwill	114,613
Deferred revenue	(12,865)
Other current liabilities	(864)
Deferred tax liabilities	(8,908)
Non-controlling interest	(15,799)
Total	128,880

The following summary of unaudited pro forma result of operations for the year ended February 28, 2018 and 2019 presented with the assumption that the acquisition had occurred as of March 1, 2017. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the acquisition occurred as of March 1, 2017, nor are they indicative of future operating results.

	For the years ended February 28,
	2018	2019
	RMB	RMB
Pro forma net revenue	307,790	335,643
Pro forma net (loss)/income	41,172	(1,470)

Revenue and net income of the acquiree included in the consolidated statements of operations for the year ended February 28, 2019 were RMB26,263 and RMB4,238, respectively.

The Group recognized RMB2,038 of transaction costs for the acquisition which were included in general and administrative expenses in the year ended February 28, 2019.

Acquisition of Fantasy

The Group acquired 51% equity interests of Shanghai Fantasy Business Consulting Co., Ltd. and its subsidiary ("Fantasy") on September 1, 2018, for a total consideration of RMB12,000, of which RMB5,400 has not been paid as of February 28, 2019 and was recorded in amounts due to related parties in the consolidated balance sheets (see Note 13). The acquisition was using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation was based on an independent appraiser's valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period. The excess of the total consideration plus the fair value of non-controlling interest over the fair value of the net identifiable assets acquired was recorded as goodwill which is not tax deductible. The results of the acquiree's operations have been included in the consolidated financial statements since the date of acquisition. The allocation of purchase price as of the date of the acquisition is summarized as below:

	RMB	Amortization period
Cash, cash equivalents and restricted cash	2,924
Other current assets	123
Property and equipment, net	58
Intangible assets
Trade name	4,000	10 years
Student base	2,200	3.5 years
School cooperation agreements	1,000	5 years
Goodwill	18,141
Deferred revenue	(1,659)
Other current liabilities	(1,458)
Deferred tax liabilities	(1,800)
Non-controlling interest	(11,529)
Total	12,000

Revenue and net income of the acquiree included in the consolidated statements of operations for the year ended February 28, 2019 were RMB7,660 and RMB1,806, respectively.

The transaction cost for the acquisition of Fantasy was immaterial.

Other acquisitions

On September 1, 2018, the Group acquired 51% equity interest of Chongqing Jianzhi Education Information Consulting Service Co., Ltd. and its subsidiary ("Chongqing Jianzhi"), for a total consideration of RMB8,000, of which RMB4,715 has not been paid as of February 28, 2019 and was recorded in amounts due to related parties in the consolidated balance sheets (see Note 13). The intangible assets, goodwill and non-controlling interests acquired from the acquisition were RMB980, RMB14,072 and RMB7,686, respectively.

On July 1, 2018, the Group executed a business acquisition agreement with Shanghai Zhixun Education Equipment Co., Ltd. and its shareholder to acquire the ownership of its after-school tutoring business in Nanxiang learning center (“Nanxiang”), for a total cash consideration of RMB5,350 which was paid in full as of February 28, 2019. The goodwill and intangible asset (customer relationship) acquired from the acquisition were RMB2,950 and RMB3,200, respectively.

Revenue and net income of Chongqing Jianzhi and Nanxiang included in the consolidated statements of operations for the year ended February 28, 2019 were RMB7,598 and RMB1,611, respectively.

The transaction cost for the acquisitions of Chongqing Jianzhi and Nanxiang was immaterial.